PORTFOLIO OF INVESTMENTS
USAA Core Intermediate-Term Bond ETF
May 31, 2019 (unaudited)
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	BONDS (99.4%)
	ASSET-BACKED SECURITIES (2.9%)
	Asset Backed Securities (2.9%)
	Automobile ABS (1.5%)
$1,250	Avis Budget Rental Car Funding AESOP, LLC(a)	3.36%	11/20/2022	$1,266
500	Avis Budget Rental Car Funding AESOP, LLC(a)	3.55	9/22/2025	512
500	Bank of The West Auto Trust(a)	2.96	2/15/2024	500
500	Canadian Pacer Auto Receivables Trust(a)	3.63	1/19/2024	516
400	OSCAR U.S. Funding Trust VIII, LLC(a)	3.23	5/10/2022	404
500	Tesla Auto Lease Trust(a)	2.75	2/20/2020	500
				3,698
	Other ABS (0.8%)
1,000	PSNH Funding, LLC	3.81	2/01/2035	1,084
500	SCF Equipment Leasing, LLC(a)	3.49	1/20/2026	509
500	VB-S1 Issuer, LLC(a)	3.41	2/15/2048	502
				2,095
	Student Loan ABS (0.6%)
1,000	Navient Student Loan Trust (1 mo. LIBOR + 1.15)(a)	3.58(b)	3/25/2067	966
424	SLM Student Loan Trust (3 mo. USD LIBOR + 0.22%)	2.80(b)	1/27/2042	395
269	SLM Student Loan Trust (3 mo. USD LIBOR + 0.22%)	2.80(b)	3/25/2044	250
				1,611
	Total Asset Backed Securities			7,404
	Total Asset-Backed Securities (cost: $7,296)			7,404
	BANK LOANS (0.3%)(c)
	Communications (0.1%)
	Telecommunications (0.1%)
249	Sprint Communications, Inc. (1 mo. LIBOR + 3.00%)	5.50	2/02/2024	247
	Technology (0.2%)
	Software (0.2%)
494	Solera, LLC (1 mo. LIBOR + 2.75%)	5.19	3/03/2023	491
	Total Bank Loans (cost: $741)			738
	COLLATERALIZED LOAN OBLIGATIONS (0.4%)
	Asset Backed Securities (0.4%)
	Other ABS (0.4%)
1,000	Octagon Investment Partners XXIII, Ltd. (3 mo. LIBOR + 0.85%) (a) (cost: $1,000)	3.45(b)	7/15/2027	998

1    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	COMMERCIAL MORTGAGE SECURITIES (1.0%)
	Mortgage Securities (1.0%)
	Commercial MBS (1.0%)
$500	Citigroup Commercial Mortgage Trust (a)	4.68%	1/10/2024	$532
500	Citigroup Commercial Mortgage Trust	3.79(d)	9/15/2050	528
250	Commercial Mortgage Trust	4.16(d)	10/10/2048	263
250	DBJPM 2016-SFC Mortgage Trust (a)	2.83	8/10/2036	248
813	J.P. Morgan Chase Commercial Mortgage Securities Trust (a)	5.60(d)	11/15/2043	833
	Total Mortgage Securities			2,404
	Total Commercial Mortgage Securities (cost: $2,375)			2,404
	CORPORATE OBLIGATIONS (38.4%)
	Basic Materials (1.7%)
	Chemicals (0.8%)
250	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., LP (a)	3.30	5/01/2023	256
250	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., LP (a)	3.70	6/01/2028	260
500	DowDuPont, Inc.	4.73	11/15/2028	546
1,000	Mosaic Co.	4.05	11/15/2027	1,010
				2,072
	Forest Products & Paper (0.3%)
750	International Paper Co.	3.00	2/15/2027	726
	Iron/Steel (0.2%)
500	Reliance Steel & Aluminum Co.	4.50	4/15/2023	523
	Mining (0.4%)
1,000	Freeport-McMoRan, Inc.	3.55	3/01/2022	981
	Total Basic Materials			4,302
	Communications (3.9%)
	Media (2.2%)
1,000	CBS Corp.	4.20	6/01/2029	1,025
500	Charter Communications Operating, LLC / Charter Communications Operating Capital	4.50	2/01/2024	524
500	Charter Communications Operating, LLC / Charter Communications Operating Capital	3.75	2/15/2028	489
750	Comcast Corp.	3.55	5/01/2028	772
500	CSC Holdings, LLC (a)	6.63	10/15/2025	525
500	CSC Holdings, LLC (a)	6.50	2/01/2029	530
1,000	Fox Corp. (a)	4.71	1/25/2029	1,093
500	Meredith Corp.	6.88	2/01/2026	517
				5,475
	Telecommunications (1.7%)
1,500	AT&T, Inc.	4.35	3/01/2029	1,568
500	CommScope, Inc. (a)	6.00	3/01/2026	501
750	Motorola Solutions, Inc.	4.60	2/23/2028	774
500	Sprint Corp.	7.25	9/15/2021	527
500	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC (a)	4.74	9/20/2029	511
500	T-Mobile USA, Inc.	4.75	2/01/2028	498
				4,379
	Total Communications			9,854

Portfolio of Investments    |    2

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Consumer, Cyclical (2.9%)
	Airlines (1.2%)
$376	American Airlines, Inc. Pass-Through Trust	3.70%	4/01/2028	$385
473	American Airlines, Inc. Pass-Through Trust	3.60	4/15/2031	470
1,000	Delta Air Lines, Inc.	4.38	4/19/2028	1,006
664	Hawaiian Airlines, Inc. Pass-Through Trust	4.95	7/15/2023	675
119	Hawaiian Airlines, Inc. Pass-Through Trust	3.90	7/15/2027	120
491	United Airlines Pass Through Trust	3.70	9/01/2031	491
				3,147
	Apparel (0.0%)
100	William Carter Co. (a)	5.63	3/15/2027	103
	Auto Manufacturers (0.4%)
600	Ford Motor Credit Co., LLC (3 mo. USD LIBOR + 0.83%)	3.37(b)	8/12/2019	600
500	Ford Motor Credit Co., LLC	5.11	5/03/2029	492
				1,092
	Food Service (0.2%)
500	Aramark Services, Inc. (a)	5.00	2/01/2028	496
	Home Builders (0.2%)
500	DR Horton, Inc.	4.75	2/15/2023	526
	Housewares (0.2%)
500	Newell Brands, Inc.	4.20	4/01/2026	487
	Lodging (0.2%)
500	MGM Resorts International	5.50	4/15/2027	506
	Retail (0.5%)
500	AutoZone, Inc.	3.75	6/01/2027	514
500	JC Penney Corp., Inc. (a)	5.88	7/01/2023	404
250	L Brands, Inc.	5.63	10/15/2023	256
				1,174
	Total Consumer, Cyclical			7,531
	Consumer, Non-cyclical (4.9%)
	Agriculture (0.4%)
500	Bunge Ltd. Finance Corp.	4.35	3/15/2024	514
502	Bunge Ltd. Finance Corp.	3.25	8/15/2026	474
				988
	Beverages (0.4%)
750	Constellation Brands, Inc.	3.50	5/09/2027	753
250	Molson Coors Brewing Co.	3.00	7/15/2026	243
				996
	Biotechnology (0.2%)
500	Celgene Corp.	3.90	2/20/2028	525
	Commercial Services (0.7%)
500	Boston Medical Center Corp.	3.91	7/01/2028	515
480	Eastern Maine Healthcare Systems	3.71	7/01/2026	469
750	United Rentals North America, Inc.	5.50	7/15/2025	769
				1,753
	Food (1.4%)
500	B&G Foods, Inc.	5.25	4/01/2025	485

3    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$1,000	General Mills, Inc.	4.55%	4/17/2038	$1,033
500	Kroger Co.	3.50	2/01/2026	504
1,000	Mars, Inc. (a)	3.88	4/01/2039	1,024
500	Smithfield Foods, Inc. (a)	5.20	4/01/2029	531
				3,577
	Healthcare Products (0.4%)
500	Becton Dickinson & Co.	3.70	6/06/2027	512
500	Mallinckrodt International Finance S.A. / Mallinckrodt CB, LLC (a)	4.88	4/15/2020	483
				995
	Healthcare-Services (1.0%)
500	DaVita, Inc.	5.00	5/01/2025	475
500	HCA, Inc.	4.50	2/15/2027	517
250	Mercy Health	4.30	7/01/2028	272
500	Orlando Health Obligated Group	3.78	10/01/2028	521
750	Premier Health Partners	2.91	11/15/2026	705
250	Quest Diagnostics, Inc.	3.45	6/01/2026	252
				2,742
	Pharmaceuticals (0.4%)
500	CVS Health Corp.	4.30	3/25/2028	515
500	Mylan N.V.	3.95	6/15/2026	470
				985
	Total Consumer, Non-cyclical			12,561
	Energy (6.7%)
	Oil & Gas (1.2%)
160	Continental Resources, Inc.	5.00	9/15/2022	161
500	Murphy Oil Corp.	5.75	8/15/2025	501
500	Nabors Industries, Inc.	4.63	9/15/2021	484
500	Newfield Exploration Co.	5.38	1/01/2026	543
500	Southwestern Energy Co.	7.75	10/01/2027	480
473	Transocean Guardian Ltd. (a)	5.88	1/15/2024	477
500	Whiting Petroleum Corp.	6.63	1/15/2026	460
				3,106
	Pipelines (5.5%)
500	Andeavor Logistics, LP / Tesoro Logistics Finance Corp.	4.25	12/01/2027	515
1,500	Boardwalk Pipelines, LP	4.45	7/15/2027	1,502
500	Boardwalk Pipelines, LP	4.80	5/03/2029	512
2,000	Buckeye Partners, LP	4.13	12/01/2027	1,826
500	Energy Transfer Operating, LP (3 mo. LIBOR + 3.02%)	5.60(b)	11/01/2066	399
500	EnLink Midstream Partners, LP	4.85	7/15/2026	492
500	EQM Midstream Partners, LP	4.75	7/15/2023	510
500	Midwest Connector Capital Co., LLC (a)	4.63	4/01/2029	532
750	MPLX, LP	4.00	3/15/2028	752
250	MPLX, LP	4.80	2/15/2029	266
500	NuStar Logistics, LP	4.75	2/01/2022	500
1,500	NuStar Logistics, LP	6.00	6/01/2026	1,500
500	ONEOK, Inc.	4.55	7/15/2028	527
500	ONEOK, Inc.	4.35	3/15/2029	517
2,000	Rockies Express Pipeline, LLC (a)	4.95	7/15/2029	1,988
1,000	Sabal Trail Transmission, LLC (a)	4.25	5/01/2028	1,057
100	Targa Resources Partners, LP / Targa Resources Partners Finance Corp. (a)	6.50	7/15/2027	104
500	Western Gas Partners, LP	4.50	3/01/2028	495
				13,994
	Total Energy			17,100

Portfolio of Investments    |    4

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Financial (11.5%)
	Banks (3.5%)
$1,000	Bank of America Corp. (3 mo. USD LIBOR + 1.51%)	3.71%(e)	4/24/2028	$1,020
750	BB&T Corp.	4.25	9/30/2024	801
500	CIT Group, Inc.	5.25	3/07/2025	529
1,000	Citigroup, Inc.	4.13	7/25/2028	1,029
500	Fifth Third Bancorp	3.95	3/14/2028	530
500	Goldman Sachs Group, Inc. (3 mo. LIBOR + 0.75%)	3.27(b)	2/23/2023	497
500	KeyBank, N.A.	3.40	5/20/2026	507
1,000	KeyBank, N.A.	3.90	4/13/2029	1,041
250	Santander Holdings USA, Inc.	4.45	12/03/2021	258
250	Santander Holdings USA, Inc.	3.40	1/18/2023	252
750	Santander Holdings USA, Inc.	4.40	7/13/2027	763
500	Synovus Financial Corp. (5-Yr. Semi-Annual Swap + 3.38%)	5.90(e)	2/07/2029	511
250	Texas Capital Bank N.A.	5.25	1/31/2026	260
1,000	Wells Fargo & Co.	3.00	10/23/2026	989
				8,987
	Diversified Financial Services (1.9%)
500	Aircastle Ltd.	4.40	9/25/2023	512
1,000	Capital One Financial Corp.	3.75	7/28/2026	992
500	Credit Acceptance Corp. (a)	6.63	3/15/2026	520
500	ILFC E-Capital Trust I (3 mo. LIBOR + 1.55%) (a)	4.57(b)	12/21/2065	361
1,000	Pine Street Trust I (a)	4.57	2/15/2029	1,030
500	Synchrony Financial	4.50	7/23/2025	512
500	Synchrony Financial	3.95	12/01/2027	483
500	Synchrony Financial	5.15	3/19/2029	521
				4,931
	Insurance (2.6%)
500	American Equity Investment Life Holding Co.	5.00	6/15/2027	507
1,000	AXA Equitable Holdings, Inc.	4.35	4/20/2028	1,030
1,000	CNO Financial Group, Inc. (f)	5.25	5/30/2029	1,012
500	Lincoln National Corp.	3.80	3/01/2028	518
1,000	Mercury General Corp.	4.40	3/15/2027	1,005
975	Navigators Group, Inc.	5.75	10/15/2023	1,050
500	Old Republic International Corp.	3.88	8/26/2026	503
500	Prudential Financial, Inc.	4.35	2/25/2050	537
500	Torchmark Corp.	4.55	9/15/2028	542
				6,704
	Investment Companies (0.6%)
500	Ares Capital Corp.	4.25	3/01/2025	504
500	Main Street Capital Corp.	4.50	12/01/2022	514
500	Main Street Capital Corp.	5.20	5/01/2024	519
				1,537
	REITS (2.3%)
750	AvalonBay Communities, Inc.	3.20	1/15/2028	764
500	EPR Properties	4.95	4/15/2028	535
500	Hospitality Properties Trust	4.95	2/15/2027	510
500	Hudson Pacific Properties, LP	3.95	11/01/2027	501
500	Hudson Pacific Properties, LP	4.65	4/01/2029	527
825	Sabra Health Care, LP / Sabra Capital Corp.	5.38	6/01/2023	840
1,000	Starwood Property Trust, Inc.	3.63	2/01/2021	990
500	STORE Capital Corp.	4.63	3/15/2029	524
500	Vornado Realty, LP	3.50	1/15/2025	505
				5,696

5    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Savings & Loans (0.6%)
$250	New York Community Bancorp, Inc. (3 mo. LIBOR + 2.78%)	5.90%(e)	11/06/2028	$254
1,160	Sterling Bancorp.	3.50	6/08/2020	1,164
				1,418
	Total Financial			29,273
	Industrial (4.4%)
	Aerospace/Defense (0.4%)
250	Arconic, Inc.	5.13	10/01/2024	254
250	Arconic, Inc.	5.90	2/01/2027	264
500	Northrop Grumman Corp.	3.25	1/15/2028	500
				1,018
	Building Materials (0.5%)
625	Martin Marietta Materials, Inc.	3.50	12/15/2027	616
500	Vulcan Materials Co.	3.90	4/01/2027	506
				1,122
	Electrical Components & Equipment (0.4%)
1,000	Hubbell, Inc.	3.50	2/15/2028	1,000
	Electronics (0.2%)
500	Amphenol Corp.	4.35	6/01/2029	534
	Machinery-Diversified (0.6%)
250	Flowserve Corp.	4.00	11/15/2023	254
750	Wabtec Corp.	3.45	11/15/2026	718
560	Wabtec Corp.	4.95	9/15/2028	585
				1,557
	Miscellaneous Manufacturers (0.2%)
500	Ingersoll-Rand Global Holding Co. Ltd.	3.75	8/21/2028	515
	Packaging & Containers (0.8%)
500	Ball Corp.	4.88	3/15/2026	514
500	Crown Americas, LLC / Crown Americas Capital Corp.	4.75	2/01/2026	504
500	Crown Americas, LLC / Crown Americas Capital Corp.	4.25	9/30/2026	486
500	Packaging Corp. of America	3.40	12/15/2027	501
				2,005
	Transportation (0.7%)
250	FedEx Corp.	3.90	2/01/2035	243
1,000	Ryder System, Inc.	3.40	3/01/2023	1,020
500	Union Pacific Corp.	4.30	3/01/2049	531
				1,794
	Trucking & Leasing (0.6%)
500	Penske Truck Leasing Co., LP / PTL Finance Corp. (a)	3.95	3/10/2025	516
1,000	Penske Truck Leasing Co., LP / PTL Finance Corp. (a)	4.45	1/29/2026	1,049
				1,565
	Total Industrial			11,110

Portfolio of Investments    |    6

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Technology (0.8%)
	Computers (0.2%)
$500	Dell International, LLC / EMC Corp. (a)	4.90%	10/01/2026	$512
	Software (0.6%)
400	First Data Corp. (a)	5.00	1/15/2024	409
1,000	Salesforce.com, Inc.	3.70	4/11/2028	1,064
				1,473
	Total Technology			1,985
	Utilities (1.6%)
	Electric (0.6%)
500	Cleveland Electric Illuminating Co. (a)	4.55	11/15/2030	539
1,000	Entergy Louisiana, LLC	4.00	3/15/2033	1,088
				1,627
	Gas (0.4%)
1,000	National Fuel Gas Co.	4.75	9/01/2028	1,033
	Water (0.6%)
1,000	American Water Capital Corp.	2.95	9/01/2027	983
500	Aqua America, Inc.	4.28	5/01/2049	521
				1,504
	Total Utilities			4,164
	Total Corporate Obligations (cost: $95,992)			97,880
	EURODOLLAR AND YANKEE OBLIGATIONS (18.3%)
	Basic Materials (2.1%)
	Chemicals (0.6%)
1,000	Nutrien Ltd.	4.20	4/01/2029	1,041
500	Syngenta Finance N.V. (a)	3.93	4/23/2021	507
				1,548
	Iron/Steel (0.4%)
1,000	Vale Overseas Ltd.	6.25	8/10/2026	1,096
	Mining (1.1%)
1,000	Anglo American Capital plc (a)	4.00	9/11/2027	981
500	Glencore Funding, LLC (a)	4.00	3/27/2027	488
750	Glencore Funding, LLC (a)	4.88	3/12/2029	764
500	Kinross Gold Corp.	5.95	3/15/2024	534
				2,767
	Total Basic Materials			5,411
	Communications (0.6%)
	Telecommunications (0.6%)
1,000	British Telecommunications plc	5.13	12/04/2028	1,079
500	Vodafone Group plc	5.00	5/30/2038	514
	Total Communications			1,593
	Consumer, Cyclical (2.2%)
	Airlines (0.8%)
183	Air Canada Pass-Through Trust (a)	5.38	11/15/2022	188
741	British Airways Pass-Through Trust (a)	3.80	3/20/2033	764
812	Latam Airlines Pass-Through Trust	4.20	8/15/2029	818

7    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$108	Virgin Australia Pass-Through Trust (a)	5.00%	4/23/2025	$110
				1,880
	Auto Manufacturers (1.2%)
1,000	BMW U.S. Capital, LLC (a)	3.75	4/12/2028	1,032
1,000	Daimler Finance, N.A., LLC (a)	3.70	5/04/2023	1,025
1,000	Daimler Finance, N.A., LLC (a)	4.30	2/22/2029	1,065
				3,122
	Home Builders (0.2%)
480	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. (a)	6.13	7/01/2022	485
	Total Consumer, Cyclical			5,487
	Consumer, Non-cyclical (2.7%)
	Agriculture (0.1%)
250	BAT Capital Corp.	4.39	8/15/2037	228
	Beverages (2.2%)
1,000	Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.	3.65	2/01/2026	1,018
500	Anheuser-Busch InBev Worldwide, Inc.	4.38	4/15/2038	497
1,000	Anheuser-Busch InBev Worldwide, Inc.	5.45	1/23/2039	1,118
1,500	Bacardi Ltd. (a)	4.45	5/15/2025	1,572
500	Bacardi Ltd. (a)	2.75	7/15/2026	463
1,000	Becle S.A.B de C.V. (a)	3.75	5/13/2025	985
				5,653
	Pharmaceuticals (0.4%)
500	Takeda Pharmaceutical Co. Ltd. (a)	5.00	11/26/2028	556
500	Teva Pharmaceutical Finance IV B.V.	3.65	11/10/2021	469
				1,025
	Total Consumer, Non-cyclical			6,906
	Diversified (0.3%)
	Holding Companies-Diversified (0.3%)
750	CK Hutchison International 17 Ltd. (a)	3.50	4/05/2027	765
	Energy (2.0%)
	Oil & Gas (2.0%)
250	Aker BP ASA (a)	6.00	7/01/2022	257
500	Aker BP ASA (a)	5.88	3/31/2025	526
1,000	Eni S.p.A. (a)	4.25	5/09/2029	1,020
1,000	Petrobras Global Finance B.V.	5.75	2/01/2029	1,011
250	Petroleos Mexicanos	6.38	2/04/2021	261
1,000	Petroleos Mexicanos	6.50	3/13/2027	1,008
1,000	Saudi Arabian Oil Co. (a)	4.25	4/16/2039	999
	Total Energy			5,082
	Financial (6.3%)
	Banks (5.3%)
500	ABN AMRO Bank N.V. (a)	4.80	4/18/2026	529
600	Banco Santander S.A.	4.38	4/12/2028	615
500	Bank of Montreal (5-Yr. Semi-Annual Swap + 1.43)	3.80(e)	12/15/2032	497
1,000	Barclays plc (3 mo. LIBOR + 1.40%)	4.61(e)	2/15/2023	1,024
500	Barclays plc (3 mo. LIBOR + 1.61%)	3.93(e)	5/07/2025	497
1,000	BNP Paribas S.A. (3 mo. LIBOR + 2.24%) (a)	4.71(e)	1/10/2025	1,050
500	BPCE S.A. (a)	4.00	9/12/2023	516
1,000	BPCE S.A. (a)	3.25	1/11/2028	994

Portfolio of Investments    |    8

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$600	Cooperatieve Rabobank UA (5-Yr. Semi-Annual USD Swap + 1.89%)	4.00%(e)	4/10/2029	$604
250	Credit Agricole S.A. (a)	3.25	10/04/2024	250
500	Credit Suisse Group Funding Guernsey Ltd.	3.75	3/26/2025	509
250	Deutsche Bank AG	5.00	2/14/2022	255
500	HSBC Holdings plc (3 mo. LIBOR + 1.21%)	3.80(e)	3/11/2025	511
500	HSBC Holdings plc (3 mo. LIBOR + 1.35%)	4.29(e)	9/12/2026	521
250	Lloyds Banking Group plc (3 mo. LIBOR + 0.81%)	2.91(e)	11/07/2023	246
250	Lloyds Banking Group plc 3 mo. LIBOR + 1.21%)	3.57(e)	11/07/2028	242
500	Royal Bank of Scotland Group plc	6.13	12/15/2022	533
1,000	Royal Bank of Scotland Group plc (3 mo. LIBOR + 1.76%)	4.27(e)	3/22/2025	1,014
500	Royal Bank of Scotland Group plc (3 mo. LIBOR + 1.91%)	5.08(e)	1/27/2030	529
1,000	Royal Bank of Scotland Group plc (3 mo. LIBOR + 1.87%)	4.45(e)	5/08/2030	1,008
1,000	Societe Generale S.A. (a)	3.88	3/28/2024	1,015
500	Standard Chartered plc (3 mo. LIBOR + 1.97%) (a)	4.87(e)	3/15/2033	512
				13,471
	Insurance (0.2%)
500	Fairfax Financial Holdings Ltd.	4.85	4/17/2028	520
	Savings & Loans (0.8%)
1,000	Nationwide Building Society (3 mo. LIBOR + 1.18%) (a)	3.62(e)	4/26/2023	1,010
750	Nationwide Building Society (3 mo. LIBOR + 1.39%) (a)	4.36(e)	8/01/2024	771
250	Nationwide Building Society (3 mo. LIBOR + 1.45%) (a)	4.30(e)	3/08/2029	255
				2,036
	Total Financial			16,027
	Industrial (1.8%)
	Aerospace/Defense (0.1%)
275	Rolls-Royce plc (a)	3.63	10/14/2025	281
	Building Materials (0.9%)
250	CEMEX Finance, LLC (a)	6.00	4/01/2024	255
500	Cemex SAB de CV (a)	7.75	4/16/2026	538
1,500	LafargeHolcim Finance U.S., LLC (a)	3.50	9/22/2026	1,474
				2,267
	Packaging & Containers (0.2%)
250	Amcor Finance USA, Inc. (a)	3.63	4/28/2026	251
250	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu (a)	5.13	7/15/2023	251
				502
	Trucking & Leasing (0.6%)
1,000	Avolon Holdings Funding Ltd. (a)	5.25	5/15/2024	1,041
500	Avolon Holdings Funding Ltd. (a)	4.38	5/01/2026	501
				1,542
	Total Industrial			4,592
	Utilities (0.3%)
	Electric (0.3%)
750	Comision Federal de Electricidad (a)	4.88	5/26/2021	770
	Total Eurodollar and Yankee Obligations (cost: $45,450)			46,633

9    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	MUNICIPAL OBLIGATIONS (1.4%)
	California (0.2%)
$500	San Jose Redev. Agency Successor Agency	3.13%	8/01/2028	$514
	Connecticut (0.2%)
500	State	3.43	4/15/2028	520
	Illinois (0.2%)
500	Finance Auth.	3.55	8/15/2029	515
	Kentucky (0.2%)
500	Economic Dev. Finance Auth.	3.82	12/01/2027	523
	Oklahoma (0.2%)
500	Dev. Finance Auth.	5.45	8/15/2028	561
	Pennsylvania (0.2%)
500	Commonwealth Financing Auth.	3.63	6/01/2029	526
	Texas (0.2%)
500	Ector County Hospital District	6.80	9/15/2025	508
	Total Municipal Obligations (cost: $3,501)			3,667
	U.S. GOVERNMENT AGENCY ISSUES (10.1%)(g)
	Agency Collateral CMO (0.8%)
1,876	Freddie Mac (+)	4.00	6/15/2029	1,963
	Commercial MBS (2.8%)
500	Fannie Mae (+)	3.04(d)	3/25/2028	516
750	Fannie Mae (+)(f)	3.55(d)	9/25/2028	805
86	Freddie Mac (+)	3.19(d)	9/25/2027	90
500	Freddie Mac (+)	3.29	11/25/2027	527
100	Freddie Mac (+)	3.46	11/25/2032	106
1,250	Freddie Mac (+)(f)	3.51	3/25/2029	1,337
250	Freddie Mac (+)	3.54	3/25/2034	267
500	Freddie Mac (+)	3.65(d)	2/25/2028	540
500	Freddie Mac (+)	3.77	12/25/2028	546
1,000	Freddie Mac (+)	3.79	1/25/2034	1,093
500	Freddie Mac (+)	3.95(d)	11/25/2030	550
250	Freddie Mac (+)	4.05(d)	9/25/2028	278
500	Freddie Mac (+)	4.06(d)	10/25/2028	557
				7,212
	FGLMC Collateral (3.8%)
282	Freddie Mac (+)	3.00	3/01/2031	287
511	Freddie Mac (+)	3.00	2/01/2033	518
1,421	Freddie Mac (+)	3.50	5/01/2033	1,465
3,242	Freddie Mac (+)	3.50	6/01/2046	3,311
237	Freddie Mac (+)	3.50	8/01/2046	242
86	Freddie Mac (+)	3.50	7/01/2047	87
1,343	Freddie Mac (+)	4.00	7/01/2042	1,399
190	Freddie Mac (+)	4.00	8/01/2044	197
328	Freddie Mac (+)	4.00	11/01/2044	341
537	Freddie Mac (+)	4.00	9/01/2045	557
309	Freddie Mac (+)	4.00	11/01/2045	321
340	Freddie Mac (+)	4.00	2/01/2046	353
212	Freddie Mac (+)	4.00	3/01/2046	220
246	Freddie Mac (+)	4.00	5/01/2046	256
211	Freddie Mac (+)	4.50	12/01/2045	225
				9,779

Portfolio of Investments    |    10

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	UMBS Collateral (2.7%)
$694	Fannie Mae (+)	3.50%	9/01/2045	$714
500	Fannie Mae (+)	3.50	9/01/2045	514
1,574	Fannie Mae (+)	3.50	4/01/2046	1,609
1,823	Fannie Mae (+)	3.50	1/01/2047	1,865
884	Fannie Mae (+)	3.50	4/01/2047	904
540	Fannie Mae (+)	3.50	7/01/2047	553
330	Fannie Mae (+)	4.00	12/01/2041	344
185	Fannie Mae (+)	4.00	4/01/2044	193
59	Fannie Mae (+)	4.50	8/01/2047	62
				6,758
	Total U.S. Government Agency Issues (cost: $25,248)			25,712
	U.S. TREASURY SECURITIES (26.6%)
	Bonds (4.9%)
500	U.S. Treasury Bond	2.75	8/15/2047	517
500	U.S. Treasury Bond	2.75	11/15/2047	516
3,500	U.S. Treasury Bond	3.00	2/15/2048	3,792
1,000	U.S. Treasury Bond	3.13	11/15/2041	1,107
2,012	U.S. Treasury Bond	3.38	11/15/2048	2,343
2,770	U.S. Treasury Bond	3.50	2/15/2039	3,250
750	U.S. Treasury Bond	4.38	2/15/2038	980
				12,505
	Notes (21.7%)
503	U.S. Treasury Note	0.88	1/15/2029	526
1,000	U.S. Treasury Note	1.50	1/31/2022	989
2,000	U.S. Treasury Note	1.50	8/15/2026	1,927
1,700	U.S. Treasury Note	1.88	2/28/2022	1,698
400	U.S. Treasury Note	2.00	10/31/2022	401
24,550	U.S. Treasury Note	2.00	4/30/2024	24,609
700	U.S. Treasury Note	2.00	11/15/2026	698
195	U.S. Treasury Note	2.25	2/15/2021	196
1,000	U.S. Treasury Note(h)	2.25	4/15/2022	1,010
1,700	U.S. Treasury Note	2.25	11/15/2027	1,719
2,000	U.S. Treasury Note	2.38	3/15/2021	2,014
3,850	U.S. Treasury Note	2.38	4/15/2021	3,878
712	U.S. Treasury Note	2.50	1/15/2022	723
2,000	U.S. Treasury Note	2.50	2/15/2022	2,031
1,000	U.S. Treasury Note	2.63	2/15/2029	1,042
250	U.S. Treasury Note	2.75	11/30/2020	253
700	U.S. Treasury Note	2.75	8/15/2021	712
850	U.S. Treasury Note	2.75	2/28/2025	886
2,000	U.S. Treasury Note	2.75	2/15/2028	2,101
3,630	U.S. Treasury Note	2.88	11/15/2021	3,712
630	U.S. Treasury Note	2.88	8/15/2028	669
2,000	U.S. Treasury Note(h)	2.88	5/15/2049	2,122
300	U.S. Treasury Note	3.00	9/30/2025	318
1,000	U.S. Treasury Note	3.13	11/15/2028	1,084
				55,318
	Total U.S. Treasury Securities (cost: $65,387)			67,823
	Total Bonds (cost: $246,990)			253,259
Number of Shares
	MONEY MARKET INSTRUMENTS (0.9%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)
1,198,918	State Street Institutional Treasury Money Market Fund Premier Class, 2.30%(i) (cost: $1,199)			1,199

11    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	MarketValue (000)
	U.S. TREASURY SECURITIES (0.4%)
	Bills (0.4%)(j)
$1,100	U.S. Treasury Bill (cost: $1,083)	2.55%	1/02/2020	$1,085
	Total Money Market Instruments (cost: $2,282)			2,284
	Total Investments (cost: $249,272)			$255,543

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$7,404	$—	$7,404
Bank Loans	—	738	—	738
Collateralized Loan Obligations	—	998	—	998
Commercial Mortgage Securities	—	2,404	—	2,404
Corporate Obligations	—	97,880	—	97,880
Eurodollar and Yankee Obligations	—	46,633	—	46,633
Municipal Obligations	—	3,667	—	3,667
U.S. Government Agency Issues	—	25,712	—	25,712
U.S. Treasury Securities	67,823	—	—	67,823
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	1,199	—	—	1,199
U.S. Treasury Securities	1,085	—	—	1,085
Total	$70,107	$185,436	$—	$255,543
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.
At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments    |    12

NOTES TO PORTFOLIO
OF INVESTMENTS
May 31, 2019 (unaudited)
GENERAL NOTES
A.  Security valuation – USAA ETF TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Core Intermediate-Term Bond ETF (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Funds are valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the USAA Asset Management Company (the Manager) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such

13    |    USAA Core Intermediate-Term Bond ETF

as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.
6.  Repurchase agreements are valued at cost.
7.  Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.
8.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of

Notes to Portfolio of Investments    |    14

Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $254,756,000 at May 31, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 19.1% of net assets at May 31, 2019.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
LIBOR	London Interbank Offered Rate
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(b)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at May 31, 2019.
(c)	Bank loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at May 31, 2019. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.

15    |    USAA Core Intermediate-Term Bond ETF

(d)	Stated interest rates may change slightly over time as underlying mortgages paydown.
(e)	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
(f)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(g)	U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a “+”, are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.
(h)	At May 31, 2019, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(i)	Rate represents the money market fund annualized seven-day yield at May 31, 2019.
(j)	Rate represents an annualized yield at time of purchase, not coupon rate.

Notes to Portfolio of Investments    |    16